Right of Use Assets and Lease Liabilities (Narrative) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of Right of Use Assets and Lease Liabilities [Abstract]
Right of use assets carrying value	$ 355,178	$ 620,191	$ 699,574	$ 0
Discounted rate of interest	8.00%
Interest expense incurred	$ 39,432	56,614	25,199
Depreciation expense	265,013	251,787	87,752
Rental payments	311,899	288,188	74,237
Additions to right-of-use assets	0	172,404	787,326
Payments for short-term leases	65,708	$ 48,942	$ 83,962
Future remaining minimum lease payments of lease scheduled to terminate	$ 47,359